Impacts of adoption of new IFRS standards (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total equity	$ 78,692	$ 74,287	$ 74,227	$ 74,891	$ 77,122
Previously stated [member]
Total equity		74,227
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Total equity			60
Adjustment, IFRS 15
Total equity		60
Equity attributable to owners of parent [member]
Total equity	78,614			74,832	77,046
Equity attributable to owners of parent [member] | Previously stated [member]
Total equity			74,168
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Total equity			60
Retained earnings
Total equity	$ 82,191	77,876		$ 81,148	$ 80,379
Retained earnings | Previously stated [member]
Total equity		77,639	77,639
Retained earnings | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Total equity			$ 237
Retained earnings | Adjustment, IFRS 9
Total equity		177
Retained earnings | Adjustment, IFRS 15
Total equity		60
Total fair value adjustments
Total equity		(4,517)
Total fair value adjustments | Previously stated [member]
Total equity		(4,340)
Total fair value adjustments | Adjustment, IFRS 9
Total equity		$ (177)